Share capital (Schedule of movement in shares) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Beginning Balance	$ (6,722,982)	$ (4,841,204)	$ (4,748,000)
Issuance of common shares and units for cash	560,498	439,155	535,525
Cash share issuance costs	(31,515)	(24,520)	(25,586)
Exercise of stock options			214,140
Shares issued on settlement of accounts payable		79,167
Shares issued on settlement of debt	106,240
Exercise of warrants classified as liability	984,170
Exercise of broker warrants	6,706
Convertible debentures converted into common shares	162,366	680,701	1,656,422
Ending Balance	(5,603,266)	(6,722,982)	(4,841,204)
Share capital [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	$ 91,678,279	$ 90,471,712	$ 87,784,725
Beginning Balance (Shares)	572,985,698	510,368,838	467,607,678
Issuance of common shares and units for cash	$ 560,498	$ 439,155	$ 535,525
Issuance of common shares and units for cash (Shares)	23,095,983	24,478,227	9,864,500
Cash share issuance costs	$ (31,515)	$ (24,520)	$ (25,586)
Exercise of stock options			$ 434,822
Exercise of stock options (Shares)			2,550,000
Broker warrants issued		(3,909)
Shares issued on settlement of accounts payable		$ 79,167
Shares issued on settlement of accounts payable (Shares)		1,333,333
Shares issued on settlement of debt	$ 106,240
Shares issued on settlement of debt (Shares)	3,000,000
Exercise of warrants classified as liability	$ 984,170
Exercise of warrants classified as liability (Shares)	12,150,205
Exercise of broker warrants	$ 7,406
Exercise of broker warrants (Shares)	184,000
Convertible debentures converted into common shares	$ 162,366	$ 716,674	$ 1,742,226
Convertible debentures converted into common shares (Shares)	4,674,528	36,805,300	30,346,660
Ending Balance	$ 93,467,444	$ 91,678,279	$ 90,471,712
Ending Balance (Shares)	616,090,414	572,985,698	510,368,838